FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
FEDERAL INCOME TAX STATUS
FEDERAL INCOME TAX STATUS

(6) FEDERAL INCOME TAX STATUS

The IRS determined, in a letter dated June 30, 2020, that the Plan and related trust were designed in accordance with the applicable sections of the IRC. The Company and Plan management believe the Plan remains compliant with IRC requirements in both design and operation. Accordingly, the Plan and related trust continue to be tax-exempt, and no provision for income taxes has been included in the Plan’s financial statements.

Under U.S. GAAP, Plan management must evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if an uncertain tax position is determined to be more likely than not unsustainable upon IRS examination. After analyzing the Plan’s tax positions, the Plan Administrator concluded that as of December 31, 2025 and 2024, no uncertain positions were taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, no audits are currently in progress for any tax periods. The Plan Administrator believes the Plan is no longer subject to income tax examinations for years prior to 2021.

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